Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified			3 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Mar. 31, 2015 Scenario, Forecast [Member] CAD	Jan. 28, 2015 Subsequent Event [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] CAD	Jan. 28, 2015 Subsequent Event [Member] USD ($)	Jan. 28, 2015 Subsequent Event [Member] 2.900% 10-Year Notes Due February 1, 2025 [Member] USD ($)	Jan. 28, 2015 Subsequent Event [Member] 2.900% 10-Year Notes Due February 1, 2025 [Member] USD ($)
Subsequent Event [Line Items]
Debt instrument face amount								$ 700
Debt instrument interest rate								2.90%
Debt instrument term							10 years
Debt instrument maturity date							Feb. 01, 2025
Proceeds from issuance of debt instrument							694
Notional amount of derivative instrument						700
Loss on derivative instrument				50
Issuance of interest free loan for acquisition of building		20
Purchase option value of building	8
Net proceeds from sale of assets					59
Gain (loss) on sale of building to purchased services and other, before tax			31
Gain (loss) on sale of building to purchased services and other, after tax			27